Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 10 – Commitments and Contingencies

Resignation of Officer

In October 2013, Mr. Sergio Zyman resigned as Chairman of the Board of Directors, a director and as Chief Executive Officer of the Company. In connection with his resignation as Chairman and Chief Executive Officer, 216,667 shares of unvested  common stock were forfeited. In addition, Mr. Zyman also forfeited his 66,666 fully vested options.  On October 16, 2013, Mr. Michael Brauser was appointed Chairman of the Board of the Company, replacing Mr. Zyman. Additionally, on the same date, Mr. Daniel Brauser, the Company’s President, was appointed interim Chief Executive Officer and replaced Mr. Zyman.

Operating Leases

We lease space for operations, sales, customer support and corporate purposes under a lease agreement that expires in August 2015. The lease contains provisions requiring us to pay maintenance, property taxes and insurance. For the years ended December 31, 2013 and 2012, the aggregate rent expense for all operating leases was approximately $95,000 and $51,000, respectively. Future minimum commitments are as follows:

For the Year Ended December 31,
2014	$77,625
2015	51,750
$129,375